Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Detail)	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		$ 59,360,100
Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	$ 14,355,685	14,046,320
Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	167,019,366	100,950,853
Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	11,296,695	12,031,728
Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	7,315,424
2018 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		59,360,100
2021 [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	39,497,823	41,567,998
2022 [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	13,542,111
2023 Thereafter [member] | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		14,046,320
2023 Thereafter [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		59,382,855
2023 Thereafter [member] | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		12,031,728
Fair value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		(2,006,461)
Fair value [member] | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	222,491	48,715
Fair value [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	165,458	4,919,444
Fair value [member] | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(232,636)	$ (239,626)
Fair value [member] | Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(183,093)
2023 [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	14,670,620
2023 [member] | Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	7,315,424
2024 thereafter [member] | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	14,355,685
2024 thereafter [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	99,308,812
2024 thereafter [member] | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	$ 11,296,695
U.S [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	28,696,517	33,552,022
U.S [member] | 2018 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed		4,704,170
Average pay rate		3.16%
Average receive rate		3.19%
U.S [member] | 2019 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,692,574	4,717,321
Average pay rate	3.18%	3.18%
Average receive rate	4.22%	3.44%
U.S [member] | 2020 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,706,039	4,730,857
Average pay rate	3.20%	3.20%
Average receive rate	4.07%	3.69%
U.S [member] | 2021 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,661,811	4,686,396
Average pay rate	3.22%	3.22%
Average receive rate	3.94%	3.81%
U.S [member] | 2022 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,546,095	4,570,070
Average pay rate	3.25%	3.26%
Average receive rate	4.08%	3.95%
U.S [member] | 2023 Thereafter [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed		10,143,209
Average pay rate		3.48%
Average receive rate		4.48%
U.S [member] | Fair value [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	644,746	388,851
U.S [member] | 2023 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,406,561
Average pay rate	3.37%
Average receive rate	4.40%
U.S [member] | 2024 thereafter [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	5,683,437
Average pay rate	3.74%
Average receive rate	5.25%
Receive euros pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	$ 342,203,681	$ 278,440,124
Receive euros pay us dollars [member] | 2019 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	20,782,857	29,898,198
Receive euros pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	28,568,548	28,719,208
Receive euros pay us dollars [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	36,709,101	36,902,690
Receive euros pay us dollars [member] | 2022 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	35,121,361	21,302,856
Receive euros pay us dollars [member] | 2023 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		161,617,172
Receive euros pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	5,495,541	19,065,727
Receive euros pay us dollars [member] | 2023 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	45,930,033
Receive euros pay us dollars [member] | 2024 thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	175,091,781
Receive Japanese yen pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	17,721,657	17,815,114
Receive Japanese yen pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	12,971,158	13,039,563
Receive Japanese yen pay us dollars [member] | 2023 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		4,775,551
Receive Japanese yen pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	(1,112,629)	(1,670,533)
Receive Japanese yen pay us dollars [member] | 2023 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	4,750,499
Receive pounds sterling pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	21,465,580	22,017,215
Receive pounds sterling pay us dollars [member] | 2022 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	9,819,995	10,310,216
Receive pounds sterling pay us dollars [member] | 2023 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		11,706,999
Receive pounds sterling pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	(297,318)	1,151,096
Receive pounds sterling pay us dollars [member] | 2024 thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	11,645,585
Receive udi pay pesos [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	61,482,893	54,638,028
Receive udi pay pesos [member] | 2019 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	23,740,341	23,740,341
Receive udi pay pesos [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	7,292,520	7,292,520
Receive udi pay pesos [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	3,000,000	3,000,000
Receive udi pay pesos [member] | 2023 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		20,605,166
Receive udi pay pesos [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	(4,392,093)	(4,720,592)
Receive udi pay pesos [member] | 2024 thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	27,450,032
Receive swiss francs pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	28,117,977	25,579,588
Receive swiss francs pay us dollars [member] | 2018 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		4,535,474
Receive swiss francs pay us dollars [member] | 2019 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	6,466,978	6,501,082
Receive swiss francs pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	11,488,074	11,548,658
Receive swiss francs pay us dollars [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	2,978,666	2,994,374
Receive swiss francs pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	486,310	$ 400,316
Receive swiss francs pay us dollars [member] | 2023 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	$ 7,184,259